BASIC AND DILUTED NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 8:-	BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the net loss per share for the period presented:

	Six Months Ended June 30,
	2025	2024

Numerator:

Net Loss	$(31,121)	$(51,305)

Denominator:
	192,642,299	166,095,197

The following potential ordinary shares have been excluded from the calculation of diluted net loss per share for the period presented due to their anti-dilutive effect:

a.	39,252,723 warrants, 24,774,147 outstanding options to purchase Ordinary Shares and unvested RSUs as of June 30, 2025.

b.	16,231,141 warrants, 2,402,178 sponsors earnout shares, 22,294,103 outstanding options to purchase Ordinary Shares and unvested RSUs as of June 30, 2024.